Investment Portfolio - July 31, 2022

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Communication Services - 2.6%
Media - 2.6%
Comcast Corp. - Class A	201,233	$7,550,262
Omnicom Group, Inc.	22,962	1,603,666
Paramount Global - Class B	45,248	1,070,115
Total Communication Services		10,224,043
Consumer Discretionary - 9.8%
Distributors - 0.5%
Genuine Parts Co.	14,384	2,198,882
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	24,785	6,527,625
Household Durables - 0.9%
Garmin Ltd.	19,051	1,859,759
Lennar Corp. - Class A	21,500	1,827,500
		3,687,259
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	38,793	1,886,504
Multiline Retail - 0.8%
Target Corp.	19,346	3,160,749
Specialty Retail - 5.2%
Best Buy Co., Inc.	22,971	1,768,537
The Home Depot, Inc.	41,753	12,565,148
Ross Stores, Inc.	21,324	1,732,788
The TJX Companies, Inc.	53,230	3,255,547
Tractor Supply Co.	7,400	1,416,952
		20,738,972
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	28,751	1,284,595
Total Consumer Discretionary		39,484,586
Consumer Staples - 13.8%
Food & Staples Retailing - 4.3%
The Kroger Co.	54,459	2,529,076
Walgreens Boots Alliance, Inc.	52,023	2,061,151
Walmart, Inc.	96,803	12,782,836
		17,373,063
Food Products - 5.2%
Archer-Daniels-Midland Co.	39,088	3,235,314
Bunge Ltd.	14,571	1,345,340
Campbell Soup Co.	33,283	1,642,516
Conagra Brands, Inc.	49,724	1,701,058
General Mills, Inc.	45,302	3,388,137
The J.M. Smucker Co.	11,510	1,523,003
Mondelez International, Inc. - Class A	82,391	5,276,320
Tyson Foods, Inc. - Class A	30,594	2,692,578
		20,804,266
Household Products - 4.3%
Colgate-Palmolive Co.	55,299	4,354,243
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	91,308	$12,683,595
		17,037,838
Total Consumer Staples		55,215,167
Energy - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	54,652	8,950,905
ConocoPhillips	50,767	4,946,229
Coterra Energy, Inc.	52,859	1,616,957
Devon Energy Corp.	36,148	2,271,902
Diamondback Energy, Inc.	12,011	1,537,648
EOG Resources, Inc.	26,433	2,939,878
Marathon Petroleum Corp.	29,433	2,697,829
Pioneer Natural Resources Co.	11,830	2,803,118
Total Energy		27,764,466
Financials - 10.2%
Banks - 7.2%
Citigroup, Inc.	119,963	6,226,080
Fifth Third Bancorp.	63,543	2,168,087
JPMorgan Chase & Co.	112,653	12,995,650
KeyCorp.	69,378	1,269,617
Regions Financial Corp.	89,416	1,893,831
U.S. Bancorp.	95,095	4,488,484
		29,041,749
Insurance - 3.0%
The Allstate Corp.	22,109	2,586,090
Chubb Ltd.	25,716	4,851,066
Cincinnati Financial Corp.	15,227	1,482,196
The Travelers Companies, Inc.	18,471	2,931,348
		11,850,700
Total Financials		40,892,449
Health Care - 15.4%
Biotechnology - 1.2%
Gilead Sciences, Inc.	77,908	4,655,003
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	56,946	6,198,003
Baxter International, Inc.	28,828	1,691,050
Medtronic plc	48,527	4,489,718
		12,378,771
Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	13,020	1,778,141
Pharmaceuticals - 10.7%
Bristol-Myers Squibb Co.	102,556	7,566,582
Johnson & Johnson	85,502	14,921,809
Merck & Co., Inc.	112,838	10,080,947
Pfizer, Inc.	168,137	8,492,600

Investment Portfolio - July 31, 2022

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Royalty Pharma plc - Class A	41,206	$1,792,049
		42,853,987
Total Health Care		61,665,902
Industrials - 21.6%
Aerospace & Defense - 4.5%
General Dynamics Corp.	18,440	4,179,795
L3Harris Technologies, Inc.	13,738	3,296,708
Lockheed Martin Corp.	14,086	5,828,928
Northrop Grumman Corp.	9,806	4,696,093
		18,001,524
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	15,409	1,705,776
United Parcel Service, Inc. - Class B	32,720	6,376,801
		8,082,577
Building Products - 1.2%
Johnson Controls International plc	49,717	2,680,243
Trane Technologies plc	14,043	2,064,181
		4,744,424
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	24,689	3,423,377
Waste Management, Inc.	27,728	4,562,919
		7,986,296
Electrical Equipment - 2.0%
Eaton Corp. plc	28,879	4,285,355
Emerson Electric Co.	42,164	3,797,711
		8,083,066
Industrial Conglomerates - 3.0%
3M Co.	34,650	4,963,266
Honeywell International, Inc.	36,378	7,001,310
		11,964,576
Machinery - 4.2%
Caterpillar, Inc.	29,813	5,910,427
Cummins, Inc.	12,903	2,855,563
Illinois Tool Works, Inc.	21,434	4,453,128
Parker-Hannifin Corp.	7,962	2,301,734
Stanley Black & Decker, Inc.	11,302	1,100,024
		16,620,876
Road & Rail - 2.7%
Norfolk Southern Corp.	12,627	3,171,524
Union Pacific Corp.	34,090	7,748,657
		10,920,181
Total Industrials		86,403,520
Information Technology - 13.7%
Communications Equipment - 2.9%
Cisco Systems, Inc.	186,079	8,442,404
Motorola Solutions, Inc.	13,213	3,152,490
		11,594,894
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd. (Switzerland)	19,115	$2,556,249
IT Services - 1.9%
Automatic Data Processing, Inc.	23,517	5,670,419
Broadridge Financial Solutions, Inc.	11,501	1,846,485
		7,516,904
Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc.	33,026	5,679,151
Intel Corp.	200,241	7,270,751
Microchip Technology, Inc.	34,386	2,367,820
QUALCOMM, Inc.	60,072	8,714,044
Skyworks Solutions, Inc.	12,586	1,370,364
Texas Instruments, Inc.	33,958	6,074,746
		31,476,876
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	24,069	1,716,842
Total Information Technology		54,861,765
Materials - 4.8%
Chemicals - 2.8%
Dow, Inc.	40,840	2,173,096
Eastman Chemical Co.	14,588	1,399,427
FMC Corp.	12,689	1,409,748
International Flavors & Fragrances, Inc.	22,109	2,742,622
LyondellBasell Industries N.V. - Class A	19,552	1,742,474
PPG Industries, Inc.	14,321	1,851,562
		11,318,929
Containers & Packaging - 0.3%
Packaging Corp. of America	10,198	1,433,941
Metals & Mining - 1.7%
Newmont Corp.	53,300	2,413,424
Nucor Corp.	19,157	2,601,521
Steel Dynamics, Inc.	21,440	1,669,747
		6,684,692
Total Materials		19,437,562
TOTAL COMMON STOCKS
(Identified Cost $376,371,705)		395,949,460

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 1.83%[1]
(Identified Cost $4,555,020)	4,555,020	4,555,020

TOTAL INVESTMENTS - 99.9%		400,504,480
(Identified Cost $380,926,725)
OTHER ASSETS, LESS LIABILITIES - 0.1%		427,548
NET ASSETS - 100%		$400,932,028

Investment Portfolio - July 31, 2022

(unaudited)

1Rate shown is the current yield as of July 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$10,224,043	$10,224,043	$—	$—
Consumer Discretionary	39,484,586	39,484,586	—	—
Consumer Staples	55,215,167	55,215,167	—	—
Energy	27,764,466	27,764,466	—	—
Financials	40,892,449	40,892,449	—	—
Health Care	61,665,902	61,665,902	—	—
Industrials	86,403,520	86,403,520	—	—
Information Technology	54,861,765	54,861,765	—	—
Materials	19,437,562	19,437,562	—	—
Short-Term Investment	4,555,020	4,555,020	—	—
Total assets	$400,504,480	$400,504,480	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2021 or July 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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